Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses and tax credit carry-forward	$ 190,907
Accrued stock compensation	198,575
Accrued liabilities	268,766
Other	3,656
Gross deferred tax asset	661,904
Less valuation allowance
Net deferred tax asset	661,904
Deferred tax liabilities:
Goodwill	(423,413)
Total deferred tax liability	(423,413)
Net deferred tax asset	$ 238,491